Taxes	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

ReTo was incorporated in the British Virgin Islands and is exempt from paying income tax. New REIT, Sunoro Holdings, MMB and MMB HK are registered in Hong Kong as holding companies.

The Company’s PRC subsidiaries are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Enterprise Income Tax Law, the corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%.

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Six Months Ended June 30,
	2025	2024
China Statutory income tax rate	$(352,226)	$(130,915)
Non-PRC entities not subject to PRC tax (1)	184,003	102,098
Non-deductible expenses - permanent difference	2,148	-
Change in valuation allowance	166,075	28,817
Effective tax rate	$-	$-

(1)	Represents the tax losses incurred from operations outside of China.

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Six Months Ended June 30,
	2025	2024
Loss before income tax expense from China	$(672,889)	(115,269)
Loss before income tax expense from outside of China	(736,012)	(408,391)
Total loss before income tax provision	$(1,408,901)	(523,660)

Loss before income tax expense from outside of China represents the losses incurred by ReTo holdings companies incorporated outside of China.

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of June 30, 2025 and December 31, 2024.

Deferred tax asset	As of June 30 2025	As of December 31, 2024
Allowance for credit loss	$29,590	$756
Tax loss carried forwards	731,431	28,817
Deferred tax assets	761,021	29,573
Valuation allowance	(761,021)	(29,573)
Deferred tax assets, net	$-	$-
(b)	VAT

The Company is subject to VAT for selling products in China. The applicable VAT rate is 13% for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes payable

The Company’s taxes payable consist of the following:

	As of June 30,	As of December 31,
	2025	2024
VAT payable	$74,944	$71,796
Corporate income tax payable	173,599	170,370
Other taxes payable	7,500	7,462
Total	$256,043	$249,628

As of June 30, 2025 and December 31, 2024, the Company had taxes payable of approximately $0.3 million and $0.2 million, respectively, mostly related to the unpaid income tax in China. For the six months ended June 30, 2025 and 2024, the Company had not received any penalty or interest charge notice from local tax authorities. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax payables in a short term but cannot guarantee such settlement will ultimately occur.